Significant Accounting Policies and Practices (Details) - Schedule of revenue recognition - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	1,464,733	117,036
Revenue recognition	$ 4,796,474	$ 4,299,717